NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Other Entities [Abstract]
Disclosure of summarized financial information	The principal properties and material subsidiaries of the Company, and their geographical locations at December 31, 2025 were:

Company	Country of Registration or Incorporation	Principal Activity	Percentage of ordinary shares controlled by the Company
			December 31, 2025	December 31, 2024
Société d’Exploitation des Mines d’Or de Sadiola S.A.	Mali	Gold mining in Mali	80.00%	80.00%
Korali S.A.	Mali	Gold mining in Mali	65.00%	100.00%
Bonikro Gold Mines SA	Côte d’Ivoire	Gold mining in Côte d’Ivoire	89.89%	89.89%
Hiré Gold Mines SA	Côte d’Ivoire	Gold mining in Côte d’Ivoire	89.89%	89.89%
Agbaou Gold Operations SA	Côte d’Ivoire	Gold mining in Côte d’Ivoire	85.00%	85.00%
Kurmuk Gold Mine PLC	Ethiopia	Gold mine in development in Ethiopia	100.00%	100.00%
The summarized financial information below represents amounts before intercompany eliminations.

Year ended December 31, 2025	Sadiola mine	Bonikro mine	Agbaou mine	Total
Current assets	$655,358	$402,438	$215,046	$1,272,842
Non-current assets	243,877	194,554	53,844	492,275
Current liabilities	(668,972)	(344,864)	(136,409)	(1,150,245)
Non-current liabilities	(103,995)	(37,619)	(41,001)	(182,615)

Equity attributable to owners of the Company	(59,367)	(198,577)	(70,567)	(328,511)
Non-controlling interests	(60,225)	(15,933)	(20,912)	(97,070)

Profit attributable to non-controlling interests	37,291	7,130	10,733	55,154
Dividends paid to non-controlling interests.	23,896	2,408	—	26,304

Year ended December 31, 2024	Sadiola mine	Bonikro mine	Agbaou mine	Total
Current assets	$197,959	$69,532	$97,628	$365,119
Non-current assets	226,391	141,190	39,434	407,015
Current liabilities	(252,942)	(51,094)	(79,561)	(383,597)
Non-current liabilities	(65,910)	(42,912)	(37,728)	(146,550)

Equity attributable to owners of the Company	(49,680)	(105,505)	(9,594)	(164,779)
Non-controlling interests	(49,142)	(11,211)	(10,179)	(70,532)

Profit attributable to non-controlling interests	(8,207)	2,704	1,584	(3,919)
Dividends paid to non-controlling interests	—	—	—	—

Disclosure of movement in non-controlling interests balance
The movement in the non-controlling interests balance for the years ended December 31, 2025 and 2024 are as follows:

Balance at January 1, 2024	$81,128
Dividend paid to minority shareholder	(6,677)
Share of loss for the year	(3,919)
Balance at December 31, 2024	$70,532
Recognition of minority shareholder	(2,312)
Dividend in-kind paid to minority shareholder	(23,896)
Dividend paid to minority shareholder	(2,408)
Share of profit for the year	55,154
Balance at December 31, 2025	$97,070